Taxation	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Taxation

8.	Taxation

The current tax expense relates to Al Shola Gas, which is subject to UAE corporate income tax at 9% on taxable profits exceeding AED 375,000. The deferred tax credit reflects the release of the deferred tax liability recognised on the QIND purchase price allocation intangibles as they are amortised (Note 16). No tax arises in the parent company, BrightHy or BioSteam, which are loss making, and no deferred tax asset is recognised on their losses. The statutory tax rates applicable to the Group are 12.5% in Ireland on trading income, 25% in Spain, 9% in the United Arab Emirates and 27% in South Africa.

	Six months ended 30 June
	2026	2025
	€’000	€’000
Current tax - Al Shola Gas	(34)	(76)
Deferred tax credit - release of PPA deferred tax liability	99	-
Income tax credit / (expense)	65	(76)